Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement [Abstract]
Non-financial assets	$ 3,991,912	$ 3,266,830	$ 3,501,384
Recurring [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	1,540,448	1,520,707	$ 1,250,989
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	172,305	101,033
Recurring [Member] | Lands [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,368,143	$ 1,419,674